Common Stock (Details) - Common Stock [Member] - $ / shares	Mar. 05, 2019	Apr. 21, 1999
Common Stock (Details) [Line Items]
Common stock share authorized	1,800,000,000	25,000,000
Common stock, par value	$ 0.0001	$ 0.001